Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of The Post-Modification Balance Of Loans Restructured) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	123	[1]	113	[1]	41	[1]
Balance	$ 100,528	[1]	$ 97,900	[1]	$ 32,432	[1]
Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	16	[1]	4	[1]	1	[1]
Balance	5,916	[1]	3,269	[1]	234	[1]
Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	24	[1]	36	[1]	10	[1]
Balance	6,956	[1]	14,916	[1]	7,023	[1]
Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1	[1]
Balance					3,923	[1]
Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1	[1]	8	[1]	3	[1]
Balance	1,105	[1]	8,503	[1]	3,093	[1]
Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	8	[1]	3	[1]
Balance	12,140	[1]	2,005	[1]
Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7	[1]	12	[1]	1	[1]
Balance	7,971	[1]	18,454	[1]	2,691	[1]
Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	9	[1]	7	[1]	4	[1]
Balance	8,870	[1]	11,164	[1]	2,625	[1]
Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5	[1]	3	[1]	1	[1]
Balance	5,334	[1]	3,386	[1]	1,502	[1]
Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	14	[1]	11	[1]	3	[1]
Balance	19,113	[1]	10,746	[1]	3,783	[1]
Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6	[1]	9	[1]	9	[1]
Balance	4,415	[1]	8,808	[1]	4,860	[1]
Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	33	[1]	20	[1]	8	[1]
Balance	28,708	[1]	16,649	[1]	2,698	[1]
Extension At Below Market Terms [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	82		77		34
Balance	71,633		60,644		22,173
Extension At Below Market Terms [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		2		1
Balance	2,326		2,591		234
Extension At Below Market Terms [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	11		31		9
Balance	2,273		12,468		6,973
Extension At Below Market Terms [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1		6		3
Balance	1,105		6,760		3,093
Extension At Below Market Terms [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		3
Balance	11,673		2,005
Extension At Below Market Terms [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	7		11		1
Balance	7,971		18,359		2,691
Extension At Below Market Terms [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		3		3
Balance	4,780		3,304		1,257
Extension At Below Market Terms [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		3
Balance	5,334		3,386
Extension At Below Market Terms [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	11		4		1
Balance	16,981		3,186		593
Extension At Below Market Terms [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		7		8
Balance	4,415		4,191		4,634
Extension At Below Market Terms [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	21		7		8
Balance	14,775		4,394		2,698
Reduction Of Interest Rate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	80		54		31
Balance	60,858		51,459		25,135
Reduction Of Interest Rate [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	13		3		1
Balance	5,262		1,569		234
Reduction Of Interest Rate [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	14		10		8
Balance	1,933		4,795		5,173
Reduction Of Interest Rate [Member] | Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1
Balance					3,923
Reduction Of Interest Rate [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			3
Balance			4,863
Reduction Of Interest Rate [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	3		1
Balance	9,402		377
Reduction Of Interest Rate [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		3		1
Balance	2,981		5,276		2,691
Reduction Of Interest Rate [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	6		5		4
Balance	4,036		7,936		2,625
Reduction Of Interest Rate [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	4		2		1
Balance	3,494		3,149		1,502
Reduction Of Interest Rate [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		7		2
Balance	3,963		6,811		3,190
Reduction Of Interest Rate [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		5		8
Balance	3,866		5,735		3,993
Reduction Of Interest Rate [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	28		15		5
Balance	25,921		10,948		1,804
Modification To Interest- Only Payments [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	39		57		31
Balance	26,474		47,233		22,608
Modification To Interest- Only Payments [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	4		2
Balance	1,390		1,334
Modification To Interest- Only Payments [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	13		15		7
Balance	3,780		5,151		4,130
Modification To Interest- Only Payments [Member] | Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count					1
Balance					3,923
Modification To Interest- Only Payments [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1
Balance	1,105
Modification To Interest- Only Payments [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	1		1
Balance	467		377
Modification To Interest- Only Payments [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			6
Balance			5,471
Modification To Interest- Only Payments [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	3		5		4
Balance	4,292		7,918		2,625
Modification To Interest- Only Payments [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		2		1
Balance	2,181		686		1,502
Modification To Interest- Only Payments [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	5		8		2
Balance	5,191		8,138		3,190
Modification To Interest- Only Payments [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			6		9
Balance			6,164		4,860
Modification To Interest- Only Payments [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	10		12		7
Balance	8,068		11,994		2,378
Forgiveness Of Debt [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		7		2
Balance	135		5,687		1,143
Forgiveness Of Debt [Member] | Residential Real Estate And Other [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Commercial And Industrial [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count	2		1		2
Balance	135		1,050		1,143
Forgiveness Of Debt [Member] | Other [Member] | Commercial [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Residential Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			2
Balance			1,743
Forgiveness Of Debt [Member] | Commercial Construction [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Land [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Office [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Industrial [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Retail [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count
Balance
Forgiveness Of Debt [Member] | Multi-Family [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			3
Balance			2,644
Forgiveness Of Debt [Member] | Mixed Use And Other [Member] | Commercial Real-Estate [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Count			1
Balance			$ 250

[1]	Restructured loans may have more than one modification representing a concession. As such, restructured loans during the period may be represented in more than one of the categories noted above.